Columbia Acorn Trust

Supplement dated July 30, 2007
to the Prospectuses dated May 1, 2007 of
ColumbiaSM Acorn International SelectSM – Class A, B, and C shares

A.  Advisory Fees

On July 17, 2007, the board of trustees, including a majority of the independent trustees, approved an amendment to the investment advisory agreement between the Trust and Columbia Wanger Asset Management, L.P. ("CWAM") to provide an additional breakpoint in the advisory fees paid by Columbia Acorn International Select. Effective August 1, 2007, the annual rate of advisory fees, as a percentage of net assets, paid by Columbia Acorn International Select will be as follows:

Assets	Rate of Fee
Up to $500 million	0.940%
$500 million and over	0.900%

B.  Intra-Fund Exchange Privilege

The following sentence is added as a new second sentence on page 16 under the heading "How to Exchange Shares":

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

C.  12b-1 Fees

The following sentences are added as the final sentences in the carryover paragraph on page 11 under the heading "Sales Charges (Commissions) – Rule 12b-1 Plan":

You should note that a Rule 12b-1 fee is paid to the financial intermediary that holds your shares, even if the shares are held in a wrap account for which you pay a separate fee. The fee paid by a shareholder for wrap account services is agreed upon between the shareholder and the financial advisor, who may or may not reduce its account fee based on its receipt of the Rule 12b-1 fee.

INT-47/134231-0707

Columbia Acorn Trust
ColumbiaSM Acorn® Fund
ColumbiaSM Acorn International®
ColumbiaSM Acorn USA®
ColumbiaSM Acorn SelectSM
ColumbiaSM ThermostatSM Fund

Supplement dated July 30, 2007
to the Prospectuses dated May 1, 2007
Class A, B, and C shares

A.  Intra-Fund Exchange Privilege

The following sentence is added as a new second sentence under the heading "How to Exchange Shares":

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

B.  12b-1 Fees

The following sentences are added as the final sentences in the paragraph under the heading "Sales Charges (Commissions) – Rule 12b-1 Plan":

You should note that a Rule 12b-1 fee is paid to the financial intermediary that holds your shares, even if the shares are held in a wrap account for which you pay a separate fee. The fee paid by a shareholder for wrap account services is agreed upon between the shareholder and the financial advisor, who may or may not reduce its account fee based on its receipt of the Rule 12b-1 fee.

INT-47/134130-0707

Columbia Acorn Trust

Supplement dated July 30, 2007
to the Prospectus dated May 1, 2007 of
ColumbiaSM Acorn International SelectSM – Class Z shares

On July 17, 2007, the board of trustees, including a majority of the independent trustees, approved an amendment to the investment advisory agreement between the Trust and Columbia Wanger Asset Management, L.P. ("CWAM") to provide an additional breakpoint in the advisory fees paid by Columbia Acorn International Select. Effective August 1, 2007, the annual rate of advisory fees, as a percentage of net assets, paid by Columbia Acorn International Select will be as follows:

Assets	Rate of Fee
Up to $500 million	0.940%
$500 million and over	0.900%

INT-47/134034-0707

COLUMBIA ACORN TRUST

ColumbiaSM Acorn® Fund
ColumbiaSM Acorn International®
ColumbiaSM Acorn USA®
ColumbiaSM Acorn SelectSM
ColumbiaSM Acorn International SelectSM
ColumbiaSM ThermostatSM Fund

Supplement dated July 30, 2007 to the
Statement of Additional Information
dated May 1, 2007

The Funds listed above are each a "Fund" and collectively, the "Funds," and the Columbia Acorn Trust is referred to as the "Trust."

A.  Advisory Fees

On July 17, 2007, the board of trustees, including a majority of the independent trustees, approved an amendment to the investment advisory agreement between the Trust and Columbia Wanger Asset Management, L.P. ("CWAM") to provide an additional breakpoint in the advisory fees paid by Columbia Acorn International Select. Effective August 1, 2007, the annual rate advisory fee, as a percentage of net assets, paid by Columbia Acorn International Select as shown in the chart on page 42 is deleted and replaced as follows:

Average Daily Net Assets	Annual Rate of Fee
Up to $500 million	0.940%
$500 million and over	0.900%

B.  Intra-Fund Exchange Privilege

The following sentence is added as a new second sentence on page 76 under the heading "How to Exchange Shares":

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

INT-50/134035-0707